Details of the Statements of Profit or Loss and Other Comprehensive Income (Revenues) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Revenues from the sale of solar electricity	€ 39,601	€ 31,081	€ 2,577
Revenues from the sale of gas and power produced by anaerobic digestion plants	12,640	12,686	6,002
Revenues from concessions project	1,119	1,954	1,066
Total Revenues	€ 53,360	€ 45,721	€ 9,645